General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Salaries and related expenses	$ 516,000	$ 284,000	$ 407,000
Professional services	1,063,000	294,000	202,000
Consulting and director fees	972,000	1,206,000	775,000
Management fees	0	99,000	317,000
Travel	85,000	43,000	80,000
Office and general	1,650,000	603,000	304,000
Regulatory and filing fees	178,000	48,000	46,000
Shareholder relations	468,000	281,000	192,000
Total	$ 4,932,450	$ 2,857,550	$ 2,322,681